Long-term Investments	12 Months Ended
Dec. 31, 2013
Long-term Investments
Long-term Investments

4. Long-term Investments

Long-term investments comprised of investments in publicly traded companies, privately held companies and limited partnerships. The following sets forth the changes in the Company’s long-term investments.

					Available for
	Cost	Equity Method			Sale
	Method	(CRIC)	(E-House)	(Others)	Securities	Total
	(In thousands)
Balance at December 31, 2010	$31,368	$466,460	$—	$7,917	$2,368	$508,113
Investments made	96,829	2,068	—	18,702	135,657	253,256
Income (loss) from investment	—	2,641	—	(1,175)	—	1,466
Investment impairment	(386)	(230,258)	—	—	(50,904)	(281,548)
Unrealized loss	—	—	—	—	(23,257)	(23,257)
Others	1,426	3,477	—	1,006	—	5,909
Balance at December 31, 2011	129,237	244,388	—	26,450	63,864	463,939
Investments made	34,623	—	190,669	10,300	68,661	304,253
Income (loss) from investment	—	(9,077)	(7,657)	6,004	—	(10,730)
Investment impairment	(8,580)	—	—	(1,546)	(8,372)	(18,498)
Unrealized gain	—	—	—	—	30,373	30,373
Disposal of investment	(1,584)	(236,212)	—	(260)	(66,407)	(304,463)
Others	190	901	742	168	—	2,001
Balance at December 31, 2012	153,886	—	183,754	41,116	88,119	466,875
Investments made	40,427	—	—	3,341	4,769	48,537
Income (loss) from investment *	—	—	2,250	7,275	—	9,525
Investment impairment	(6,134)	—	—	—	—	(6,134)
Unrealized gain	—	—	—	—	46,787	46,787
Disposal\dilution of investment	(26,145)	—	(10,205)	(4,023)	—	(40,373)
Dividend received	—	—	(4,400)	(2,084)	—	(6,484)
Others	2,703	—	3,806	1,345	—	7,854
Balance at December 31, 2013	$164,737	$—	$175,205	$46,970	$139,675	$526,587

* In 2013, the income (loss) from investments included a $1.8 million loss arising from the correction of 2012 results of an investee. This error in 2012 and related correction in 2013 was not material to the Company’s consolidated financial statements both for the years ended December 31, 2013 and 2012.

Cost Method

As of December 31, 2013, investments accounted for under the cost method were $164.7 million. Investments were accounted for under the cost method if the Company had no significant influence or if the underlying shares were not considered in substance ordinary shares and had no readily determinable fair value. In December 2013, the Company took control of its investment in All Sure through a step acquisition, the impact of which was reflected in the disposal of investment (see also Note 5). In October 2011, the Company invested $50.0 million in Yunfeng Funds for the sole purpose of investment in Alibaba Group. Investments in limited partnerships such as the Yunfeng Funds, whose operating and financial policies the Company had virtually no influence over were also accounted for using the cost method.

Equity Method

As of December 31, 2013, investments accounted for under the equity method totaled $222.2 million, which included a $175.2 million investment in E-House. Investments are accounted for under the equity method when the Company has significant influence in the investment and the investment is considered in substance ordinary shares. Investments in limited partnerships, whose operating and financial policies the Company had virtually significant influence over were also accounted for using the equity method.

The Company has filed CRIC’s financial statements in our annual report on Form 20-F for the year ended December 31, 2011, as the 20% significant subsidiary test was met for the year in accordance with Rule 3-09 of Regulation S-X. On April 20, 2012, CRIC merged into and became a whole-owned subsidiary of E-House. Neither E-House nor CRIC accounts for significant subsidiary for the years ended December 31, 2013 and 2012. The Company summarizes the condensed financial information of the Company’s equity investments as a group below in accordance with Rule 4-08 of Regulation S-X. The condensed financial information included the result of CRIC before the transaction and the result of E-House after the transaction:

	Years Ended December 31,
	2013	2012
	(In thousands)
Operating data:
Revenue	$811,048	$528,198
Gross profit	$524,987	$276,876
Loss from operations	$74,009	$(18,599)
Net income (loss)	$63,195	$(30,205)
Net income (loss) attributable to our equity method investments companies	$64,066	$(23,740)

	As of December 31,
	2013	2012
	(In thousands)
Balance sheet data:
Current assets	$1,159,823	$789,381
Long-term assets	$446,680	$434,744
Current liabilities	$410,587	$249,963
Long-term liabilities	$180,621	$54,357
Non-controlling interests	$14,727	$6,189

Investment in E-House was accounted for using the equity method with the cost allocated as follows:

	As of April 20,	As of December 31,	As of December 31,
	2012	2012	2013
	(In thousands)	(In thousands)	(In thousands)
Carrying value of investment in E-House	$190,669	$183,754	$175,205
Proportionate share of E-house’s net tangible and intangible assets *	175,777	169,729	169,194
Excess of carrying value of investment proportionate share of E-house’s net tangible and intangible assets	$14,892	$14,025	$6,011

The excess of carrying value has been primarily assigned to:
Goodwill and amortizable intangible assets *	$19,282	$18,078	$9,478
Deferred tax liabilities	(4,390)	(4,053)	(3,467)
	$14,892	$14,025	$6,011

Cumulative losses in equity interest	$—	$(7,657)	$(5,407)

*                                           The weighted average life of the intangible assets recorded in E-House’s financial statements was 8 years and the intangible assets not included in E-House’s financial statements, excluding the asset with indefinite life, was 6 years.

In July 2009, the Company entered into a definitive agreement (the “Agreement”) with E-House to merge E-House’s real estate information and consulting services and COHT (the “Transaction”). Under the Agreement, SINA would contribute its online real estate business into its majority-owned subsidiary COHT, and CRIC would issue its own ordinary shares to SINA to acquire SINA’s equity interest in COHT in exchange for shares in CRIC. In September 2009, the Company entered into an amended and restated advertising agency agreement, a domain name and content license agreement, a trademark license agreement and a software license and support services agreement (the “License Agreements”) with COHT as part of its consideration for the interest in CRIC. Beginning October 1, 2009, the Company no longer consolidated the financial results of COHT and instead accounted for its interest in CRIC using the equity method of accounting, which is reported one quarter in arrears.

October 28, 2011, CRIC announced that its board of directors had received a non-binding proposal from E-House to acquire through a merger all of the outstanding shares of CRIC that are not owned by E-House. CRIC would be privatized and wholly-owned by E-House subsequent to the merger. Pursuant to the definitive merger agreement entered between CRIC and E-House on December 28, 2011, upon the terms and subject to the conditions thereof, at the effective time of the merger, each of the CRIC’s ordinary shares (“CRIC shares”) issued and outstanding immediately prior to the effective time of the merger (including CRIC shares represented by American depositary shares (“CRIC ADSs”), each of which represents one CRIC share) would be cancelled in exchange for the right to receive cash consideration of $1.75, without interest, plus, in the case of each CRIC share (not including CRIC shares represented by CRIC ADSs), 0.6 E-House ordinary shares (“E-House shares”), or, in the case of each CRIC share represented by a CRIC ADS, 0.6 E-House American depositary shares (“E-House ADSs”), each of which represents one E-House share. The merger was subject to customary closing conditions and approval by the shareholders of CRIC.

On April 19, 2012, CRIC announced that it had obtained shareholders’ approval and would merge into and become a 100% subsidiary of E-House as of April 20, 2012. Consequently, the Company’s interest in CRIC was converted into 29.3 million ordinary shares of E-House, equivalent to a 24.9% interest in E-House and $85.5 million in cash. As a result of the merger, the Company recognized a one-time gain of $45.3 million, which was the difference between the considerations received and the carrying value of the investment in CRIC at the transaction date, after offsetting the cumulative currency translation adjustments previously recorded for CRIC as other comprehensive income. Earnings/(loss) from CRIC for the period from April 1, 2012 to April 19, 2012 is not material and has been included in the disposal gain of $45.3 million.

In March 2013, E-House issued new shares to its management at a pre-determined price, which resulted in a dilution loss of $10.2 million related to the decrease of SINA’s interest in E-House.

The Company performs an impairment assessment of its investments under the cost method and equity method whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. In 2013, the Company recorded $6.1 million in impairment charges to the carrying value of its investments under the cost method.  In 2012, the Company recorded $8.6 million, $1.5 million in impairment charges to the carrying value of its investments under the cost method and equity method, respectively. In 2011, based on the degree and severity of a decline in CRIC’s share price, decline in profit and business outlook for CRIC and the real estate industry in China in general, the Company performed an other-than-temporary impairment assessment on investment in CRIC in 2011, and recorded a $230.3 million charge to write down the investment in CRIC to its fair value.

Available-for-Sale Securities

The following table shows the carrying amount and fair value of marketable securities:

	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)
Youku Tudou	$67,425	$—	$—	$67,425
MCOX	6,709	—	(660)	6,049
Others	6,001	8,644	—	14,645
December 31, 2012	$80,135	$8,644	$(660)	$88,119

Youku Tudou	$67,425	$44,580	$—	$112,005
MCOX	6,709	1,320	—	8,029
Others	10,770	8,871	—	19,641
December 31, 2013	$84,904	$54,771	$—	$139,675

Investments in marketable securities are held as available-for-sale and reported at fair value, which totaled $139.7 million as of December 31, 2013. As of December 31, 2013, the Company’s investments in marketable securities included $112.0 million inYouku Tudou Inc. (“ Youku Tudou”) shares and $8.0 million in Mecox Lane Limited (“MCOX”) shares.  The Company incurred a total impairment charge of $8.4 million and $50.9 million on its investment in MCOX in 2012 and 2011, which has reduced its cost basis by that amount, respectively. Net unrealized gains as of December 31, 2013 and December 31, 2012 were $54.8 million and $8.0 million, respectively.

On March 12, 2012, Youku Inc (“Youku”) announced that it signed a definitive agreement to merge with Tudou Holdings Limited (“Tudou”) in a 100% stock-for-stock transaction. The merger was completed on August 24, 2012, and, based on the conversion ratio of each Tudou ADS for 1.595 Youku ADS, the Company’s investment in Tudou was converted into 3.7 million ADSs of Youku Tudou with a fair market value of $67.4 million as of closing. As a result of the merger, the Company recognized a one-time investment gain of $7.2 million. In March 2012, the Company disposed 250,000 shares of Tudou and recognized a one-time gain of $3.0 million.

The Company reviews its available-for-sale investments regularly to determine if an investment is other-than-temporarily impaired due to changes in quoted market price or other impairment indicators. In 2012 and 2011, the Company recognized an impairment charge of $8.4 and $50.9 million on its investment in MCOX, respectively, taking into consideration the business outlook for MCOX and the overall e-commerce in China, in general, the financial condition and outlook of MCOX, as well as the severity and duration of the drop in share price compared to the carrying value. Changes in market conditions and other facts and circumstances may change the business prospects of these issuers, our assessment that these investments are not other-than-temporarily impaired, as well as our ability and current intent to hold these securities until the prices recover.